OTHER NON-CURRENT ASSETS- Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Assets, Noncurrent Disclosure [Line Items]
Deferred income tax assets, valuation allowance	¥ 139,177	¥ 169,543	¥ 72,271	¥ 37,521
Housing loans made to employees
Other Assets, Noncurrent Disclosure [Line Items]
Term of loans receivable	5 years
Annual interest rate (as a percent)	3.325%
Loans to employees pledged by share options
Other Assets, Noncurrent Disclosure [Line Items]
Term of loans receivable	5 years
Annual interest rate (as a percent)	5.00%